Fair Value Measurements (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	$ 45,436	$ 47,037
Financial liabilities	19,429	19,941
Recurring Fair Value Measurement
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	6,577	7,395
Financial liabilities	257	249
Recurring Fair Value Measurement | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	3,493	5,582
Financial liabilities	0	0
Recurring Fair Value Measurement | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	2,850	1,624
Financial liabilities	257	249
Recurring Fair Value Measurement | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	234	189
Financial liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	113	179
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	113	179
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables (Note 32(b))
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	144	70
Recurring Fair Value Measurement | Settlement payables (Note 32(b)) | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Settlement payables (Note 32(b)) | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	144	70
Recurring Fair Value Measurement | Settlement payables (Note 32(b)) | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial liabilities	0	0
Recurring Fair Value Measurement | Cash equivalents
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	3,123	5,244
Recurring Fair Value Measurement | Cash equivalents | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	3,123	5,244
Recurring Fair Value Measurement | Cash equivalents | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Cash equivalents | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	364	307
Recurring Fair Value Measurement | Marketable and other equity securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	130	118
Recurring Fair Value Measurement | Marketable and other equity securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Marketable and other equity securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	234	189
Recurring Fair Value Measurement | Debt securities
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	240	220
Recurring Fair Value Measurement | Debt securities | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	240	220
Recurring Fair Value Measurement | Debt securities | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Debt securities | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables (Note 32(b))
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	2,387	1,456
Recurring Fair Value Measurement | Settlement receivables (Note 32(b)) | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Settlement receivables (Note 32(b)) | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	2,387	1,456
Recurring Fair Value Measurement | Settlement receivables (Note 32(b)) | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	463	168
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 1
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	0	0
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 2
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	463	168
Recurring Fair Value Measurement | Derivative instruments and embedded derivatives | Level 3
Disclosure of fair value measurement of liabilities and assets [line items]
Financial assets	$ 0	$ 0